Impairment testing	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment testing
5.15 Impairment testing
At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.
De-recognition of VLA2001
As at December 31, 2022, impairment tests were adapted to the changes resulting in de-recognition of the COVID vaccine VLA2001 as a CGU as no material future cash flows are expected to be generated by this CGU following the Company's decision to wind down the COVID-19 program, and utilization of dedicated and shared assets was reviewed.
In addition, future cash flows generated by the IXCHIQ vaccine were taken into account as fixed assets originally expected to be utilized by COVID are now expected to be used across the IXIARO, DUKORAL and IXCHIQ CGUs. A triggering event was identified in December 2022 for the CGUs impacted by suspending manufacturing of VLA 2001 and impairment tests were performed as at December 31, 2022. As a consequence, impairment charges for VLA2001 of €14.8 million were recorded for the year ended December 31, 2022. This impairment was composed of €1.0 million for right of use assets, €1.9 million for leasehold improvements and €11.9 million for manufacturing equipment. In the year ended December 31, 2023, the impairment for manufacturing equipment could be reduced by €1.9 million, as certain assets were usable for other vaccine productions, especially IXCHIQ (see also Note 5.13 and 5.14).
IXIARO
The impairment test for the CGU of IXIARO did not result in any impairment for the years ended December 31, 2023 and 2022. Further, no triggering event was identified.
DUKORAL
As at December 31, 2022, impairment charges for DUKORAL CGU were recorded in the amount of €8.3 million, including €3.2 million of right of use assets, €2.5 million of leasehold improvements and €2.7 million of manufacturing equipment. As at December 31, 2023, no triggering event was identified and also the impairment testing did not result in further impairment needs. The results of the impairment testing on DUKORAL were not materially different from the position as at December 31, 2022. An increase in the WACC or reduction in revenue may result in further impairment charges (see table below).
IXCHIQ
The impairment test for the CGU of the new vaccine IXCHIQ as at December 31, 2023 did not result in any impairment requirement as the value in use for the CGU was considerably higher than the book value of its assets. Additionally, no triggering events were identified for IXCHIQ. Further details can be seen in the below sensitivity analysis.
Sensitivity to changes in assumptions
The net present value calculations are based upon assumptions regarding market size, expected sales volumes resulting in sales value expectations, expected royalty income or expected milestone payments.The net present value calculations are most sensitive to the following assumptions:
–discount rate
–reduction of expected revenues
The following table shows the these parameters and their sensitivity to the overall result in case of described changes:

in € thousand except ratios	IXIARO	DUKORAL	IXCHIQ	CTM*
WEIGHTED AVERAGE COST OF CAPITAL (WACC)
2023	9.08%	8.94%	9.04%	—%
2022	8.34%	8.30%	8.25%	9.50%
BREAK-EVEN WACC
2023	81.06%	8.04%	113.62%	—%
2022	56.27%	7.59%	113.60%	15.00%
Impairment if WACC increases by 1% (in € thousand)
2023	NO	3,330	NO	—
2022	NO	5,095	NO	NO
Impairment if sales reduce by 10% (in € thousand)
2023	NO	6,508	NO	—
2022	NO	4,023	NO	1
* CTM CGU was sold in July 2023, see Note 5.1.1.